Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consisted of the following as of December 31, 2016 and 2015 (in millions, except years):

	As of December 31,		Depreciation Period (Years)
	2016	2015
Software and internally developed software	$600	$474	1 to 8
Computer and network equipment	483	410	1 to 5
Land	136	138	N/A
Buildings and building improvements	259	188	2.5 to 40
Leasehold improvements	216	216	1 to 17
Equipment, aircraft and office furniture	242	197	1 to 15
	1,936	1,623
Less accumulated depreciation and amortization	(807)	(586)
Property and equipment, net	$1,129	$1,037